Related Party Transactions - Schedule of Related Party Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Wenzao Huang [Member]
Related Party Transaction [Line Items]
Due to related parties	Wenzao Huang
Due to related parties	$ 162,034	$ 1,793
Lihui Xu [Member]
Related Party Transaction [Line Items]
Due to related parties	Lihui Xu
Due to related parties	$ 24,734	511,225
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	186,768	513,018
Net due from related parties	$ 1,030	352,118
Yunjun Huang [Member]
Related Party Transaction [Line Items]
Name of related parties	Yunjun Huang
Net due from related parties		352,118
Lianken [Member]
Related Party Transaction [Line Items]
Name of related parties	Lianken
Net due from related parties	$ 258
Tianhua [Member]
Related Party Transaction [Line Items]
Name of related parties	Tianhua
Net due from related parties	$ 258
Xingcan [Member]
Related Party Transaction [Line Items]
Name of related parties	Xingcan
Net due from related parties	$ 257
Weibo [Member]
Related Party Transaction [Line Items]
Name of related parties	Weibo
Net due from related parties	$ 257